MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues And Long-Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,581	$ 7,724
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,904	2,743
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,064	1,940
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	630	2,271
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	860	770
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 123